COMMITMENTS AND CONTINGENCIES - Commitments - Total Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Total Commitments
Total	$ 700,788
2023	161,913
2024	153,198
2025	94,428
2026	94,975
2027	61,852
Thereafter	$ 134,422